Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	800 Commerce, Inc.
Entity Central Index Key	0001558465
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Amendment description	Financial statement of September 30, 2012
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,900,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012